Document And Entity Information	Oct. 22, 2019
Document Information [Line Items]
Entity Registrant Name	Boyd Gaming Corporation
Document Type	8-K
Document Period End Date	Oct. 22, 2019
Entity Incorporation, State or Country Code	NV
Entity File Number	001-12882
Entity Tax Identification Number	88-0242733
Entity Address, Address Line One	3883 Howard Hughes Parkway
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	702
Local Phone Number	792-7200
Title of 12(b) Security	Common stock
Trading Symbol	BYD
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000906553